Reconciliation of Segment Information to Consolidated Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Net revenue from external customers	$ 11,596	$ 8,971	$ 10,251
Loss from operations	(490)	(7,132)	(20,053)
Share-based compensation	(7)	9	65
Impairment loss on property and equipment		471	60
Impairment loss on intangible assets		57	5
Impairment loss on prepaid licensing and royalty fees		1,386	4,187
Interest income	602	302	333
Interest expense	34	81	182
Gain on disposal of marketable securities - net	2		19,939
Foreign exchange gain (loss)	(551)	(301)	(397)
Net gain (loss) on equity investments	(24)	(1,731)	(600)
Impairment loss on marketable securities and investments	52		1,290
Depreciation	43	162	294
Amortization, including intangible assets	12	111	245
Income tax expense (benefits)	(1,671)	(1,149)	(414)
Digital entertainment
Segment Reporting Information [Line Items]
Net revenue from external customers	11,596	8,971	8,545
Loss from operations	1,747	(3,924)	(12,735)
Share-based compensation	1	3	6
Impairment loss on property and equipment		288
Impairment loss on intangible assets		53
Impairment loss on prepaid licensing and royalty fees		1,386	4,187
Interest income	1	2	12
Interest expense	1		128
Gain on disposal of marketable securities - net	2		19,939
Foreign exchange gain (loss)	(148)	(174)	(145)
Net gain (loss) on equity investments	(24)	(1,731)	(600)
Impairment loss on marketable securities and investments	52		1,290
Depreciation	43	142	233
Amortization, including intangible assets	12	93	212
Income tax expense (benefits)			(14)
Cloud service
Segment Reporting Information [Line Items]
Net revenue from external customers			1,706
Loss from operations			(1,240)
Share-based compensation			(23)
Impairment loss on property and equipment			60
Impairment loss on intangible assets			5
Interest expense			1
Depreciation			40
Amortization, including intangible assets			32
Income tax expense (benefits)			0
Reportable Segment
Segment Reporting Information [Line Items]
Net revenue from external customers			10,251
Loss from operations	1,747	(3,924)	(13,975)
Share-based compensation	1	3	(17)
Impairment loss on property and equipment		288	60
Impairment loss on intangible assets		53	5
Impairment loss on prepaid licensing and royalty fees		1,386	4,187
Interest income	1	2	12
Interest expense	1		129
Gain on disposal of marketable securities - net	2		19,939
Foreign exchange gain (loss)	(148)	(174)	(145)
Net gain (loss) on equity investments	(24)	(1,731)	(600)
Impairment loss on marketable securities and investments	52		1,290
Depreciation	43	142	273
Amortization, including intangible assets	$ 12	$ 93	244
Income tax expense (benefits)			$ (14)